Property, Plant And Equipment, Net (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Internal Costs Capitalized	$ 306,000,000	$ 372,000,000
Property, Plant and Equipment, Net	18,015,000,000	10,035,000,000
Impairments			4,664,000,000
Offshore Facility [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	520,000,000	536,000,000
Bow Office Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	1,431,000,000	1,587,000,000
Term Of Lease Agreement In Years	25 years	25 years
Property, Plant and Equipment, Useful Life	60 years
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	547,000,000	683,000,000
Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	2,338,000,000	2,728,000,000
Impairments	0	0	1,822,000,000
USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	13,817,000,000	5,127,000,000
Impairments	0	0	2,842,000,000
Market Optimization [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net	1,000,000	91,000,000
Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Fully Amortized Property Costs	65,000,000	71,000,000
Property, Plant and Equipment, Net	$ 1,859,000,000	$ 2,089,000,000